Inventory (Tables)	12 Months Ended
Dec. 31, 2010
Inventory Tables Abstract
Inventory Balance By Type
	December 31,
	2010	2009

	(in millions)
Coal, fuel oil and other raw materials	$276	$229
Spare parts and supplies	286	250
Total	$562	$479